Loans and Borrowings - Summary of Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current
Bank loans	$ 55	$ 91
Term loan	1,875	0
Lease liabilities	101	20
Non-current borrowings	2,031	111
Current
Bank loans	83	121
Term loan	39	0
Lease liabilities	22	19
Current borrowings	$ 144	$ 140